Shareholder Report, Average Annual Return (Details)		12 Months Ended	34 Months Ended
		Apr. 30, 2026	Apr. 30, 2026
C000243281
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MUSQ Global Music Industry Index ETF
Without Sales Load [Member] | C000243281
Average Annual Return [Line Items]
Average Annual Return, Percent		0.79%	1.93%
VettaFi Full World Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	VettaFi Full World Index (USD) (TR)
Average Annual Return, Percent		31.56%	20.37%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		31.00%	19.83%
MUSQ Global Music Industry Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MUSQ Global Music Industry Index (USD) (TR)
Average Annual Return, Percent		1.77%	2.74%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).